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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Q Capital, LLC
         ---------------------------------------
Address: 888 San Clemente Drive, Suite 180
         ---------------------------------------
         Newport Beach, California 92660
         ---------------------------------------

Form 13F File Number: 28 - 12239
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph S. Schuchert III
         ---------------------------------------
Title:   Managing Director
         ---------------------------------------
Phone:   (949) 720-3000
         ---------------------------------------

Signature, Place, and Date of Signing:

  /s/ Joseph S. Schuchert III      Newport Beach, California   November 13, 2009
--------------------------------   -------------------------   -----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------
Form 13F Information Table Entry Total: 56
                                        --------------
Form 13F Information Table Value Total: $161,049
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF    CUSIP    VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER             CLASS      NUMBER  (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGER   SOLE      SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                   SHS        N00985106     316    34,829  SH          Sole      NONE      34,829
Allegiant Travel Co               Com        01748X102     181     4,744  SH          Sole      NONE       4,744
Allied World Assurance            SHS        G0219G203     216     4,499  SH          Sole      NONE       4,499
American Reprographics            Com        029263100      84     8,845  SH          Sole      NONE       8,845
BARE Escentuals                   Com        067511105     410    34,466  SH          Sole      NONE      34,466
Basic Energy SVCS                 Com        06985P100      79     9,273  SH          Sole      NONE       9,273
Brookdale Senior Living           Com        112463104     135     7,434  SH          Sole      NONE       7,434
Burger King Holdings              Com        121208201     104     5,915  SH          Sole      NONE       5,915
CB Richard Ellis Group            CL A       12497T101   13546 1,153,801  SH          Sole      NONE   1,153,801
Celanese Corp                  Com Ser A     150870103    3974   158,965  SH          Sole      NONE     158,965
                               Sponsored
China Nepstar                     ADR        16943C109     210    34,608  SH          Sole      NONE      34,608
Cinemark Holdings                 Com        17243V102     112    10,803  SH          Sole      NONE      10,803
Dice Holdings                     Com        253017107     158    24,053  SH          Sole      NONE      24,053
Dresser-Rand Group                Com        261608103   13950   448,992  SH          Sole      NONE     448,992
Dyncorp Int.                    Class A      26817C101   10329   573,809  SH          Sole      NONE     573,809
Energy Solutions                  Com        292756202    9235 1,001,674  SH          Sole      NONE   1,001,674
Eurand NV                         SHS        N31010106     155    10,225  SH          Sole      NONE      10,225
Flagstone Reinsurance Hldg.       SHS        G3529T105     154    13,633  SH          Sole      NONE      13,633
Genco Shipping & Trading Ltd      SHS        Y2685T107     131     6,305  SH          Sole      NONE       6,305
Genpact Ltd                       SHS        G3922B107     199    16,199  SH          Sole      NONE      16,199
GT Solar International            Com        3623E0209     101    17,434  SH          Sole      NONE      17,434
HHGregg Inc                       Com        42833L108     292    17,219  SH          Sole      NONE      17,219
Interline Brands Inc              Com        458743101     163     9,672  SH          Sole      NONE       9,672
IPG Photonics                     Com        44980X109     125     8,209  SH          Sole      NONE       8,209
J Crew Group                      Com        46612H402     196     5,478  SH          Sole      NONE       5,478
Kinetic Concepts                  Com        49460W208   15497   419,062  SH          Sole      NONE     419,062
Kinetic Concepts                  Com        49460W208    5547   150,000  SH   PUT    Sole      NONE     150,000
Koppers Hldg                      Com        50060P106     316    10,649  SH          Sole      NONE      10,649
Lululemon Athletica Inc           Com        550021109     157     6,884  SH          Sole      NONE       6,884
Maidenform Brands Inc.            Com        560305104    3540   220,424  SH          Sole      NONE     220,424
Medassets Inc                     Com        584045108     195     8,641  SH          Sole      NONE       8,641
Mercadolibre                      Com        58733R102     281     7,294  SH          Sole      NONE       7,294
Monotype Imaging                  Com        61022P100     119    14,174  SH          Sole      NONE      14,174
New York & Co Inc                 Com        649295102      90    17,499  SH          Sole      NONE      17,499
Newstar Financial Inc             Com        65251F105      68    20,693  SH          Sole      NONE      20,693
Ntelos Holdings Corp              Com        67020Q107   10461   592,336  SH          Sole      NONE     592,336
Orbitz Worldwide                  Com        68557K109    4014   649,561  SH          Sole      NONE     649,561
Pike Electric Corp                Com        721283109     136    11,330  SH          Sole      NONE      11,330
Polypore Intl                     Com        73179V103    3757   290,992  SH          Sole      NONE     290,992
Prestige Brands Hldg Inc          Com        74112D101     116    16,544  SH          Sole      NONE      16,544
Pros Hldg Inc                     Com        74346Y103     142    16,905  SH          Sole      NONE      16,905
Regency Energy Partners LP    Com Units LP   75885Y107     188     9,572  SH          Sole      NONE       9,572
Riskmetrics Group Inc             Com        767735103     124     8,453  SH          Sole      NONE       8,453
Rockwood Hldg                     Com        774415103     143     6,970  SH          Sole      NONE       6,970
Seagate Technology                SHS        G7945J104   10900   716,608  SH          Sole      NONE     716,608
Seagate Technology                SHS        G7945J104    5324   350,000  SH  CALL    Sole      NONE     350,000
Sealy Corp                        Com        812139301      90    28,233  SH          Sole      NONE      28,233
Solera Hldg                       Com        83421A104    5029   161,656  SH          Sole      NONE     161,656
Syniverse Hldg                    Com        87163F106     146     8,367  SH          Sole      NONE       8,367
Transdigm Group Inc               Com        893641100   13636   273,770  SH          Sole      NONE     273,770
Validus Hldg                    Com SHS      G9319H102     165     6,377  SH          Sole      NONE       6,377
Verifone Holdings                 Com        92342Y109   19068 1,200,000  SH  CALL    Sole      NONE   1,200,000
Warner Chilcott                 SHS CL A     G94368100     228    10,562  SH          Sole      NONE      10,562
Warner Music Group                Com        934550104     117    21,132  SH          Sole      NONE      21,132
Weight Watchers Intl              Com        948626106    6867   250,260  SH          Sole      NONE     250,260
Xerium Technologies Inc           Com        98416J100      33    25,497  SH          Sole      NONE      25,497